CONVERTIBLE NOTES AND NOTES PAYABLE - Additional Information (Details) $ / shares in Units, $ in Thousands								6 Months Ended		12 Months Ended
	Jan. 26, 2021 USD ($)	Jan. 24, 2020 USD ($) $ / shares shares	Sep. 23, 2019 tranche	Jun. 26, 2019 USD ($) tranche $ / shares	Dec. 28, 2018 tranche	Jul. 20, 2018 USD ($) tranche $ / shares	Apr. 18, 2018 USD ($) tranche $ / shares	Jun. 30, 2022 USD ($)	Jun. 30, 2021 USD ($)	Dec. 31, 2021 USD ($)	Dec. 31, 2020 USD ($)	Dec. 31, 2021 USN ($)	Dec. 31, 2020 USN ($)
Debt Instrument [Line Items]
Cumulative investment proceeds, excess limit		$ 4,600
Fair value of common shares | $ / shares		$ 1.807011
Aggregate principal, converted		$ 11,796
Conversion of debt, Shares issued | shares		8,159,977
Discounted price of conversion (in dollars per share) | $ / shares		$ 1.45
Unpaid interest, converted		$ 1,063
Conversion of debt interest, Shares issued | shares		735,148
Loss on conversion of note											$ 5,470
Unamortized debt discount due to beneficial conversion feature											$ 6,767
Effective interest rate											13.50%		13.50%
Interest expense, stated interest rate										$ 0	$ 43
Amortization of debt issuance cost										0	25
Loss on notes											9,344
Loss on accrued interest											1,046
Gain on extinguishment of derivative liability											4,920
Convertible notes										$ 0	0
Notes payable												$ 47,500	$ 20,000
2018 BASF Venture Capital and Entrepreneurs Fund L.P. Notes
Debt Instrument [Line Items]
Aggregate principal							$ 5,862
Number of tranches | tranche					3	3	3
Share price trigger (in dollars per share) | $ / shares							$ 16.39
Accrued interest rate trigger, first anniversary							8.00%
Accrued interest rate trigger, conversion period							15.00%
Threshold number of days for interest calculation							365 days
2018 Octopus Notes
Debt Instrument [Line Items]
Aggregate principal						$ 2,622
Number of tranches | tranche					2	2
Share price trigger (in dollars per share) | $ / shares						$ 15.10
Accrued interest rate trigger, first anniversary						8.00%
Accrued interest rate trigger, conversion period						12.00%
Threshold number of days for interest calculation						365 days
2019 Octopus, EF, and Other Notes
Debt Instrument [Line Items]
Aggregate principal				$ 3,681
Number of tranches | tranche			2	2
Share price trigger (in dollars per share) | $ / shares				$ 0.001861
Accrued interest rate trigger, conversion period				10.00%
Threshold number of days for interest calculation				365 days
Debt instrument price per senior share | $ / shares				$ 11.19
Debt discount - bifurcation of redemption feature				$ 2,608
Term Loan Facility Agreement
Debt Instrument [Line Items]
Effective interest rate									26.20%	26.20%		26.20%
Aggregate principal	$ 739
Debt term	6 months
Monthly interest rate	1.25%
Notes payable								$ 0		$ 0	0
Interest expense of notes payable								$ 0	$ 19	$ 19	$ 0
Publicly Traded Market | 2019 Octopus, EF, and Other Notes
Debt Instrument [Line Items]
Share price trigger (in dollars per share) | $ / shares				$ 14.61